Quarterly Financial Data (Unaudited) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Quarterly Financial Data [Line Items]
Goodwill, other indefinite-lived intangible assets and PP&E impairments	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2
Amount of tax benefit partially offset	5	7	15	14	(29)	17	12
Curtailment gain		$ 51			$ 51	$ 1	$ 29